                      Supplement dated June 7, 2002 to the
         Prospectus dated March 1, 2002 for Class A, B and C Shares of
                           Emerging Growth Fund, Inc.


The disclosure under "Sales Charges" in the Prospectus is modified by the following language:


         As of August 9, 2002, shareholders of Class A, B and C shares of Emerging Growth Fund, Inc. (the "Fund") may no longer exchange shares of the Fund for shares of other Deutsche Asset Management funds without payment of sales charges. Further, Fund shareholders may no longer aggregate purchases of shares of the Fund with purchases of other Deutsche Asset Management funds in order to obtain reduced sales loads.





               Please Retain This Supplement for Future Reference.










SUPPEGBD (06/02)
CUSIPs:
29089S101
29089S309
29089S408

                      Supplement dated June 7, 2002 to the
          Prospectus dated March 1, 2002 for the Institutional Class of
                           Emerging Growth Fund, Inc.


The disclosure under "Buying and Selling Institutional Class Shares" in the Prospectus is modified by the following language:


         As of August 9, 2002, shareholders of Institutional Class shares of Emerging Growth Fund, Inc. (the "Fund") may no longer exchange shares of the Fund for shares of other Deutsche Asset Management funds as described in the Prospectus.






               Please Retain This Supplement for Future Reference.










SUPPEGI (06/02)
CUSIP:
290089S200